Licensing and Collaboration Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure
Summarized financial information related to the above agreement is presented below:

	Year ended December 31,						As of December 31,
	Research and Development Expense
	Upfront Fees		Milestones		Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2019		—	US$	8,000	—	—	—
2018		—		—	—	—	—
2017	US$	20,000		—	—	—	—

Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure
Summarized financial information related to the above agreement is presented below:

	Year ended December 31,					As of December 31,
Research and Development Expense
	Upfront Fees		Milestones	Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2019		—	—	—	—	—
2018	US$	12,000	—	—	—	—

Licensing Agreement with MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure
Summarized financial information related to the above agreement is presented below:

	Years Ended December 31,					As of December 31,
Research and Development Expense
	Upfront Fees		Milestones	Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2019		—	—	—	—	—
2018	US$	3,500	—	—	—	—

Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure
Due to the uncertainty involved in meeting these development and commercialization based targets, the Group evaluated and concluded that no milestones are probable as of December 31, 2019.

	Year ended December 31,					As of December 31,
	Research and Development Expense
	Upfront Fees		Milestones	Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2019	US$	15,000	—	—	—	—